OIL AND GAS RESERVES	12 Months Ended
Dec. 31, 2025
Oil And Gas Reserves
OIL AND GAS RESERVES

NOTE 22: OIL AND GAS RESERVES (Information not covered by the auditors’ report)

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2025.

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	23,993	23,055	32,972	17,525	56,965	40,580

Total at 12.31.2025	23,993	23,055	32,972	17,525	56,965	40,580

(1)	In thousands of barrels.

(2)	In millions of cubic meters.